Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Fees	Total Payments
Total	$ 955,893	$ 955,893
UNITED STATES
Total	955,893	955,893
UNITED STATES | Government of the United States of America Department of Interior Bureau of Land Management
Total	854,817	854,817
UNITED STATES | State of Arizona State Land Department
Total	$ 101,076	$ 101,076